AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

MAY 30, 2013

SECURITIES ACT FILE NO. 333-184405

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of Principal Executive Offices) (Zip Code)

(612) 671-1947

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended. There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 497 (File No. 333-184405) with the Commission on December 17, 2012 (0001193125-12-504865).

COLUMBIA FUNDS SERIES TRUST II

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)	(a) Agreement and Declaration of Trust effective January 27, 2006, filed electronically on or about Feb. 8, 2006 as Exhibit (a) to Registrant’s Registration Statement No. 333-131683 is incorporated by reference.

(1)	(b) Amendment No. 1 to the Agreement and Declaration of Trust filed electronically on or about Oct. 2, 2007 as Exhibit (a)(2) to Registrant’s Post-Effective Amendment No. 5 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(c) Amendment No. 2 to the Agreement and Declaration of Trust, dated Jan. 8, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (a)(3) to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(d) Amendment No. 3 to the Agreement and Declaration of Trust, dated Aug. 9, 2010, filed electronically on or about March 4, 2011 as Exhibit (a)(4) to Registrant’s Post-Effective Amendment No. 19 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(e) Amendment No. 4 to the Agreement and Declaration of Trust, dated Jan. 13, 2011, filed electronically on or about March 4, 2011 as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 19 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(f) Amendment No. 5 to the Agreement and Declaration of Trust, dated April 14, 2011 filed electronically on or about July 29, 2011, as Exhibit (a)(6) to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(1)	(g) Amendment No. 6 to the Agreement and Declaration of Trust, dated January 12, 2012, filed electronically on or about February 24, 2012 as Exhibit (a)(7) to Registrant’s Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 is incorporated by reference.

(2)	By-laws filed electronically on or about April 21, 2006 as Exhibit (b) to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 are incorporated by reference.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization, filed electronically on or about October 12, 2012 as Exhibit (4) to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(5)	Not applicable.

(6)	(a) Form of Investment Management Services Agreement between Registrant and Columbia Management Investment Advisers, LLC, filed electronically on or about May 29, 2012 as Exhibit (d)(2) to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-131683 is incorporated by reference.

(6)	(b) Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(6)	(c) Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between Columbia Management Investment Advisers, LLC, and Threadneedle International Limited, filed electronically on or about Dec. 29, 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(6)	(d) Amendment Two to Amended and Restated Subadvisory Agreement, dated March 30, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about April 29, 2011, as Exhibit (d)(5) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(6)	(e) Amendment Three to Amended and Restated Subadvisory Agreement, dated July 1, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(6) to Registrant’s Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(6)	(f) Amendment Four to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(7) to Registrant’s Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(6)	(g) Addendum to Amended and Restated Subadvisory Agreement, dated July 19, 2011, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, filed electronically on or about August 29, 2011 as Exhibit (d)(8) to Registrant’s Post-Effective Amendment No. 37 to Registration Statement No. 333-131683 is incorporated by reference.

(6)	(h) Subadvisory Agreement by and between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(6) to AXP Strategy Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(6)	(i) Amendment, dated July 21, 2003, to Subadvisory Agreement between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit (d)(8) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(6)	(j) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Turner Investment Partners, Inc., dated October 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (d)(9) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(6)	(k) Amendment Two, dated November 11, 2005, to Subadvisory Agreement between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit (d)(10) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(6)	(l) Amendment Three, dated April 10, 2008, to Subadvisory Agreement between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 27, 2008 as Exhibit (d)(14) to Registrant’s Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(6)	(m) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically on or about May 26, 2004 as Exhibit (d)(19) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 is incorporated by reference.

(6)	(n) Subadvisory Transfer Agreement, dated October 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Donald Smith & Co., Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(6)	(o) Subadvisory Agreement, dated November 13, 2008, between RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC and Metropolitan West Capital Management, LLC, filed electronically on or about July 28, 2009 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 21 to Registration Statement No. 333-57852 is incorporated by reference.

(6)	(p) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically on or about May 26, 2004 as Exhibit (d)(20) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 is incorporated by reference.

(6)	(q) Subadvisory Transfer Agreement, dated October 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC, now known as Columbia Management Investment Advisers, LLC, and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(7)	(a) Form of Distribution Agreement between Registrant and Columbia Management Investment Distributors, Inc., filed electronically on or about May 29, 2012 as Exhibit (e)(1) to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-131683 is incorporated by reference.

(7)	(b) Form of Mutual Fund Sales Agreement filed electronically on or about July 9, 2010 as Exhibit (e)(2) to RiverSource Bond Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 is incorporated by reference.

(8)	Deferred Compensation Plan, adopted as of December 31, 2011, filed electronically on or about February 24, 2012 as Exhibit (f) to Registrant’s Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 is incorporated by reference.

(9)	Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)	(a) Form of Plan of Distribution and Agreement of Distribution between Registrant and Columbia Management Investment Distributors, Inc., filed electronically on or about November 7, 2012 as Exhibit (m) to Registrant’s Post-Effective Amendment No. 73 to Registration Statement No. 333-131683 is incorporated by reference.

(10)	(b) Form of Rule 18f – 3 Multi-Class Plan filed electronically on or about November 7, 2012 as Exhibit (n) to Registrant’s Post-Effective Amendment No. 73 to Registration Statement No. 333-131683 is incorporated by reference.

(11)	Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about October 12, 2012 as Exhibit (11) to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(12)	Opinions of Counsel regarding certain tax matters filed herewith.

(13)	(a) Form of Administrative Services Agreement between Registrant and Columbia Management Investment Advisers, LLC, filed electronically on or about May 29, 2012 as Exhibit (h)(1) to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(b) Form of Transfer and Dividend Disbursing Agent Agreement between Registrant and Columbia Management Investment Services Corp., filed electronically on or about May 29, 2012 as Exhibit (h)(2) to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(c) Form of Plan Administration Services Agreement between Registrant and Columbia Management Investment Services Corp., filed electronically on or about November 7, 2012 as Exhibit (h)(3) to Registrant’s Post-Effective Amendment No. 73 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(d) Form of Fee Waiver and Expense Cap Agreement by and among the Registrants, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp. filed electronically on or about November 7, 2012 as Exhibit (h)(4) to Registrant’s Post-Effective Amendment No. 73 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(e) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about November 29, 2011 as Exhibit (p)(1) to Registrant’s Post-Effective Amendment No. 46 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(f) Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser and principal underwriter, dated July 1, 2011, filed electronically on or about July 29, 2011 as Exhibit (p)(2) to Registrants’s Post-Effective Amendment No. 33 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(g) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Partners Small Cap Value Funds’ Subadviser, Donald Smith & Co., Inc., adopted January 1, 2005, revised March 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(4) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(h) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Small Cap Value Funds’ Subadviser, Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2010, filed electronically on or about April 2, 2012 as Exhibit (p)(5) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(i) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value and Variable Portfolio – Partners Small Cap Value Funds’ Subadviser, Turner Investment Partners, Inc., dated February 1, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(8) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(j) Code of Ethics adopted under Rule 17j-1 for Columbia Multi-Advisor Small Cap Value Fund’s Subadviser, Metropolitan West Capital Management, LLC, dated January 1, 2012, filed electronically on or about April 26, 2012 as Exhibit (p)(6) to Registrant’s Post-Effective Amendment No. 59 to Registration Statement No. 333-131683 is incorporated by reference.

(13)	(k) Code of Ethics, dated November 30, 2009, adopted under Rule 17j-1, for Columbia Asia Pacific ex-Japan, Columbia Commodity Strategy, Columbia European Equity, Columbia Global Equity, Columbia Variable Portfolio – Commodity Strategy and Columbia Variable Portfolio – International Opportunity Funds’ Subadviser, Threadneedle International Limited, filed electronically on or about April 29, 2011 as Exhibit (p)(9) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(l) Code of Ethics adopted under Rule 17j-1 for Columbia Marsico Flexible Capital and Variable Portfolio – Marsico Growth Funds’ Subadviser, Marsico Capital Management, LLC, dated December 6, 2011, filed electronically on or about April 2, 2012 as Exhibit (p)(23) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 21 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(o) Agreement and Plan of Reorganization, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(9) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(13)	(p) Agreement and Plan of Redomiciling, dated December 20, 2010, filed electronically on or about April 29, 2011 as Exhibit (h)(10) to Columbia Funds Variable Series Trust II Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 is incorporated by reference.

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) filed electronically on or about October 12, 2012 as Exhibit (14)(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(14)	(b) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) filed electronically on or about October 12, 2012 as Exhibit (14)(b) to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(14)	(c) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) filed electronically on or about October 26, 2012 as Exhibit (14)(c) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(14)	(d) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) filed electronically on or about October 26, 2012 as Exhibit (14)(d) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement filed electronically on or about October 12, 2012 as Exhibit (16) to Registrant’s Registration Statement on Form N-14 (File No. 333-184405) is incorporated by reference.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbia Funds Series Trust II, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of May, 2013.

COLUMBIA FUNDS SERIES TRUST II

By:	/S/ J. KEVIN CONNAUGHTON
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE
/S/ J. KEVIN CONNAUGHTON	President	May 30, 2013
J. Kevin Connaughton	(Principal Executive Officer)

/S/ MICHAEL G. CLARKE	Chief Financial Officer	May 30, 2013
Michael G. Clarke	(Principal Financial Officer)

/S/ JOSEPH F. DIMARIA	Chief Accounting Officer	May 30, 2013
Joseph F. DiMaria	(Principal Accounting Officer)

/S/ STEPHEN R. LEWIS, JR.*	Chairman of the Board	May 30, 2013
Stephen R. Lewis, Jr.

/S/ KATHLEEN A. BLATZ*	Trustee	May 30, 2013
Kathleen A. Blatz

/S/ EDWARD J. BOUDREAU, JR.*	Trustee	May 30, 2013
Edward J. Boudreau, Jr.

/S/ PAMELA G. CARLTON*	Trustee	May 30, 2013
Pamela G. Carlton

/S/ WILLIAM P. CARMICHAEL*	Trustee	May 30, 2013
William P. Carmichael

/S/ PATRICIA M. FLYNN*	Trustee	May 30, 2013
Patricia M. Flynn

/S/ WILLIAM A. HAWKINS*	Trustee	May 30, 2013
William A. Hawkins

/S/ R. GLENN HILLIARD*	Trustee	May 30, 2013
R. Glenn Hilliard

/S/ CATHERINE JAMES PAGLIA*	Trustee	May 30, 2013
Catherine James Paglia

/S/ LEROY C. RICHIE* Leroy C. Richie	Trustee	May 30, 2013

/S/ ANTHONY M. SANTOMERO* Anthony M. Santomero	Trustee	May 30, 2013

/S/ MINOR M. SHAW* Minor M. Shaw	Trustee	May 30, 2013

/S/ ALISON TAUNTON-RIGBY* Alison Taunton-Rigby	Trustee	May 30, 2013

/S/ WILLIAM F. TRUSCOTT* William F. Truscott	Trustee	May 30, 2013

*By:	/S/ RYAN C. LARRENAGA
Ryan C. Larrenaga** Attorney-in-Fact May 30, 2013

**	Executed by Ryan C. Larrenaga on behalf of the Trustees pursuant to a Power of Attorney incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on October 12, 2012.

Exhibit Index

Exhibit No.	Description

(12)	Opinion and consent of counsel regarding certain tax matters, filed herewith.